Convertible Debt (Details) - Schedule of Debt Issuance Liability is Re-Measured - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Debt Issuance
Total Net Debt Issuance	$ 9,133	$ 310,588
Group A [Member]
Debt Issuance
Total Net Debt Issuance
Group B [Member]
Debt Issuance
Total Net Debt Issuance
Group C [Member]
Debt Issuance
Total Net Debt Issuance	9,133	114,000
Group D [Member]
Debt Issuance
Total Net Debt Issuance		$ 196,588